Bank Borrowings	12 Months Ended
Apr. 30, 2023
Borrowings [abstract]
Bank Borrowings
23.	BANK BORROWINGS

	2022	2023
	US$	US$
Bank borrowings within one year or on demand	—	65,803

As at April 30, 2023, bank borrowing of US$50,803 is denominated in HK$ which is secured by the Group’s hotel property with carrying amount of US$171,977, carries interest rate at 1.65% above the Hong Kong Interbank Offered Rate (“HIBOR”). Such borrowing is with repayment
 dates from October 2023 to April 2025 and contains repayable on demand clause.
As at April 30, 2023, bank borrowing of US$15,000 is denominated US$ which is unsecured, carries interest rate at 0.25% below daily Wall Street Journal Prime Rate and repayable by February 2024.